Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN  55101-2098						[LOGO]
www.securian.com
SECURIAN
651.665.3500


May 6, 2011

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

		Minnesota Life Variable Life Account
		File Numbers 33-3233 and 811-4585


Dear Ladies and Gentlemen:

On behalf of Minnesota Life Variable Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 25, 2011.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Counsel

TEW:lpc



Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.